Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events
13.	Subsequent Events

As defined in FASB ASC 855, “Subsequent Events”, subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued or available to be issued. Financial statements are considered issued when they are widely distributed to shareholders and other financial statement users for general use and reliance in a form and format that complies with GAAP.

On October 24, 2013, the Company declared a cash dividend of $0.05 per share to stockholders of record as of November 8, 2013. The dividend was paid on November 22, 2013.

On December 2, 2013, the Company announced that the Federal Reserve Board approved its proposed acquisition of Roma Financial Corp. and its subsidiary banks, Roma Bank and RomAsia Bank. The Company completed the merger at the close of business December 6, 2013. Under the terms of the merger agreement, each outstanding share of Roma Financial’s common stock converted into 0.8653 shares of Investors Bancorp common stock. Pursuant to the merger, Investors Bancorp issued Roma Financial stockholders 6,558,468 shares of Investors Bancorp common stock and 19,542,796 shares of Investors Bancorp common stock to Investors Bancorp, MHC. Following completion of the merger, Investors Bancorp, MHC will own 61.29% of the outstanding shares of Investors Bancorp. The combined institution has approximately $15.5 billion in assets, $10.0 billion in deposits and 127 branch locations.

On December 17, 2013, the Boards of Directors of Investors Bancorp, MHC and the Company adopted a Plan of Conversion and Reorganization (the “Plan”). Pursuant to the Plan, Investors Bancorp, MHC will convert from the mutual holding company form of organization to the fully public form. Investors Bancorp, MHC will be merged into the Company, and Investors Bancorp, MHC will no longer exist. The Company will then merge into a new Delaware corporation also named Investors Bancorp, Inc. As part of the conversion, Investors Bancorp, MHC’s ownership interest of the Company will be offered for sale in a public offering. The existing publicly held shares of the Company, which represent the remaining ownership interest in the Company, will be exchanged for new shares of common stock of the new Delaware corporation. The exchange ratio will ensure that immediately after the conversion and public offering, the public shareholders of the Company will own the same aggregate percentage of common stock of the new Delaware corporation that they owned immediately prior to the completion of the conversion and public offering (excluding shares purchased in the stock offering and cash received in lieu of fractional shares). When the conversion and public offering are completed, all of the capital stock of the Company will be owned by the new Delaware corporation. The Plan provides for the establishment, upon the completion of the conversion, of special “liquidation accounts” for the benefit of certain depositors of the Company in an amount equal to the greater of Investors Bancorp, MHC’s ownership interest in the retained earnings of the Company as of the date of the latest balance sheet contained in the prospectus plus the value of the net assets of Investors Bancorp, MHC as of the date of the latest statement of financial condition of Investors Bancorp, MHC prior to the consummation of the conversion (excluding its ownership of the Company). Following the completion of the conversion, under the rules of the Board of Governors of the Federal Reserve System, the Company will not be permitted to pay dividends on its capital stock to Investors Bancorp, Inc., its sole shareholder, if the Company’s shareholder’s equity would be reduced below the amount of the liquidation accounts. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. Direct costs of the conversion and public offering will be deferred and reduce the proceeds from the shares sold in the public offering. No costs have been incurred as of September 30, 2013 related to the conversion.

20.	Subsequent Events

As defined in FASB ASC 855, “Subsequent Events”, subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued or available to be issued. Financial statements are considered issued when they are widely distributed to shareholders and other financial statement users for general use and reliance in a form and format that complies with GAAP.

On January 31, 2013, the Company declared its second cash dividend of $0.05 per share to stockholders of record as of February 11, 2013, payable on February 25, 2013.